LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases
2021	$ 4,048
2022	3,122
2023	2,747
2024	2,194
2025	906
Thereafter	1,400
Total future minimum lease payments	14,417
Less: imputed interest	1,553
Total	$ 12,864	$ 10,287